Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted share units [Member] - 2015 Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of restricted share units
Outstanding, beginning balance	6,846,530	3,976,311
Granted	1,548,747	3,663,574
Vested	(1,587,381)
Forfeited	(653,277)	(793,355)
Outstanding, ending balance	6,154,619	6,846,530
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance	¥ 17.83	¥ 17.28
Granted	45.96	18.32
Vested	17.19
Outstanding, ending balance	¥ 24.91	¥ 17.83